MAJOR NON-CASH TRANSACTIONS	12 Months Ended
Dec. 31, 2025
MAJOR NON-CASH TRANSACTIONS
MAJOR NON-CASH TRANSACTIONS	34.MAJOR NON-CASH TRANSACTIONS For the years ended December 31, 2023, 2024 and 2025, the Group did not have any major non-cash transactions.